Related Party Disclosure	12 Months Ended
Jul. 31, 2022
Disclosure of transactions between related parties [abstract]
Related Party Disclosure

30. Related Party Disclosure

Compensation of Key Management

Key management personnel are those persons having the authority and responsibility for planning, directing and controlling the Company's operations, directly or indirectly. The key management personnel of the Company are the members of the executive management team and Board of Directors.

Compensation provided to key management during the year was as follows:

For the year ended	July 31, 2022	July 31, 2021
	$	$
Salary and/or consulting fees	2,520	2,321
Termination benefits[1]	10,914	1,008
Bonus compensation	1,400	800
Stock-based compensation	7,051	6,800
Total	21,285	10,929

[1] Inclusive of non-cash, share-based compensation in the amount of $3,975 (July 31, 2021 - $nil)

These transactions are in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed by the related parties.

Related Parties and Transactions

Belleville Complex Inc.

The Company held a 25% interest in Belleville Complex Inc. (“BCI”) with the related party Olegna Holdings Inc. (“Olegna”), a company owned and controlled by a director of the Company, holding the remaining 75% in BCI. On January 18, 2022, the Company sold its 25% interest in BCI to the related party partner Olegna for net proceeds of $10,111 which were immediately used to partially repay the February 2022 optional redemption. On July 31, 2022, the Company terminated the lease with Olegna. The Company previously leased the facility as a 15-year anchor tenant from a related party (Note 21). Under the lease surrender terms the Company incurred a penalty fee of $2,380 payable on July 31, 2022.

Initial consideration for the 25% interest on the joint venture was deemed $nil, the carrying value of BCI at disposal was $984 and therefore as a result of the above transaction the Company recognized a gain on sale of $9,127, recognized in other income and losses during the year ended July 31, 2022. Under this lease arrangement, the Company incurred $5,436 in lease and operating expenses during the year ended July 31, 2022 (July 31, 2021 - $5,369). This lease liability is recognized on the Company's balance sheet under IFRS 16 (Note 21).

Truss LP

The Company owns a 42.5% interest in Truss LP and accounts for the interest as an investment in an associate (Note 11).

The Company subleased a section of its Belleville lease to Truss LP up to July 31, 2022, at which time the sublease was terminated (Note 21).

Under a Temporary Supply and Services Agreement (“TSSA”) with Truss LP, the Company produced, and packaged cannabis infused beverages in the Cannabis Infused Beverage (“CIB”) Facility (located at the Belleville facility) and in the Gatineau Facility. The Company continues to market and sell beverages for the adult-use markets in Canada, in each case subject to the terms of its regulatory approvals and applicable laws. On October 1, 2021, Truss LP received a cannabis manufacturing and processing license under the Cannabis Act (Canada) and commenced manufacturing by producing CIBs within the Belleville facility. Under a new arrangement and until Truss LP operationalizes is cannabis selling license, the Company purchases the manufactured goods from Truss LP and sells the beverages through to third parties, as a principal in the arrangement. Truss LP received its license for the selling of cannabis on May 2, 2022, however, they have not enabled the license to be utilized and have no ability to sell to their customers. Truss LP is expected to operationalize its license in fiscal year 2023. For the period ended July 31, 2022, the Company continues to act as the principal in the arrangement.

During the year ended July 31, 2022, the Company purchased $912 (July 31, 2021 - $7,624) of raw materials from Truss LP under the previous TSSA arrangement and $14,308 (July 31, 2021 - $nil) of manufactured products under the new arrangement.